Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories
Nickel (co-products and by-products)	$ 1,771	$ 1,310
Iron ore and pellets	1,137	825
Manganese and ferroalloys	240	203
Fertilizer	387	171
Copper concentrate	72	28
Coal	277	74
Others	91	143
Spare parts and maintenance supplies	1,276	1,544
Inventory net	5,251	4,298
Provision for adjustment to market value for product nickel	14
Provision for adjustment to market value for product manganese	$ 9